Cover	Jan. 18, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Bridgetown 2 Holdings Limited (the “Company”) is filing this Amendment No. 1 to its Current Report on this Form 8-K/A for the Initial Public Offering date of January 28, 2021 (the “First Amendment”), as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 3, 2021 (the “Original Form 8-K”) to amend and restate the Company’s audited balance sheet and accompanying footnotes as of January 28, 2021 on Form 8-K, as further described below.
Document Period End Date	Jan. 18, 2022
Entity File Number	001-39932
Entity Registrant Name	BRIDGETOWN 2 HOLDINGS LIMITED
Entity Central Index Key	0001831236
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o 38/F Champion Tower
Entity Address, Address Line Two	3 Garden Road
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	2514 8888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	BTNB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false